Leases - Components of Lease Cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Lease, Cost
Operating lease cost (includes variable lease payments)	$ 29.2
Amortization of right-of-use assets	3.4
Interest on lease liabilities	0.3
Total finance lease cost	3.7
Total lease cost	$ 32.9